LEASES - Future minimum lease payments under non-cancelable operating lease agreements (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Future minimum lease payments
2026	$ 6,882,000
2027	4,629,000
2028	4,228,000
2029	3,935,000
2030	3,373,000
Thereafter	3,429,000
Total undiscounted lease payments	26,476,000
Less: imputed interest	(3,018,000)
Present value of lease liabilities	23,458,000
Operating lease payments	$ 8,654